U.S. Securities and Exchange Commission
                         Washington, D.C.  20549

                                          Form 24F-2
                            Annual Notice of Securities Sold
                                 Pursuant to Rule 24f-2


1.  Name and address of Issuer:

    Merrill Lynch Short-Term Global Income Fund, Inc.
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:
    Merrill Lynch Short-Term Global Income Fund, Inc. - Class A Merrill Lynch Short-Term Global Income Fund, Inc. - Class B Merrill Lynch Short-Term Global Income Fund, Inc. - Class C Merrill Lynch Short-Term Global Income Fund, Inc. - Class D


3.  Investment Company Act File Number:   811-6089

     Securities Act File Number:   33-34476

4.  Last day of fiscal year for which this notice is filed:

               December 31, 1995*

    *The fund's fiscal year formerly ended on October 31.  On
      February 26, 1996 the fund's Board of Directors approved a change in the fiscal year end to December 31.
      Consequently, the period covered by this notice is the short fiscal year running from November 1, 1995 through December 31, 1995.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Number of Shares - 581,695,446 shares


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


     Number of Shares - 0 Shares


9. Number and aggregate sale price of securities sold during the fiscal year:

     Number of Shares - 645,599 Shares         $5,099,390


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of Shares - 0 Shares        $0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :


       Number of Shares - 432,430                   $3,420,463


12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year in
           reliance on rule 24f-2
           (from Item 10):                                $0

     (ii)  Aggregate price of shares issued
           in connection with dividend
           reinvestment plans (from Item
           11, if applicable):                    +      $ 3,420,463

     (iii)Aggregate price of shares redeemed
          or repurchased during the fiscal
          year (if applicable):                   -     $31,740,343

     (iv) Aggregate price of shares redeemed
          or repurchased and previously
          applied as a reduction to
          filing fees pursuant to rule
          24e-2 (if applicable):                  +   $0.00

     (v)  Net aggregate price of securities
          sold and issued during the
          fiscal year in reliance upon
          rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)]               $0.00
          (if applicable):

     (vi) Multiplier prescribed by Section
          6(b) of the Securities Act of
          1933 or other applicable law or
          regulation :     			  x    1/2900

     (vii)Fee due [line (i) or line (v)
          multiplied by line (vi)]:                    $0.00




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

                                          [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                               SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

		/s/Jaclyn Scheck
		   Jaclyn Scheck, Assistant Secretary



     Date   February 27, 1996